Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES - 3.4%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
Series 2004-R3, Class M1,
1-Month LIBOR + 0.78%, 0.89% (A), 05/25/2034	$ 203,737	$ 203,443
AMMC CLO 16, Ltd.
Series 2015-16A, Class AR2,
3-Month LIBOR + 0.98%, 1.17% (A), 04/14/2029 (B)	500,000	500,007
Arbor Realty Commercial Real Estate Notes, Ltd.
Series 2019-FL1, Class A,
1-Month LIBOR + 1.15%, 1.26% (A), 05/15/2037 (B)	700,000	699,997
Avery Point IV CLO, Ltd.
Series 2014-1A, Class AR,
3-Month LIBOR + 1.10%, 1.32% (A), 04/25/2026 (B)	7,487	7,489
Crown Point CLO 5, Ltd.
Series 2018-5A, Class A,
3-Month LIBOR + 0.94%, 1.16% (A), 07/17/2028 (B)	706,875	706,915
Dryden XXV Senior Loan Fund
Series 2012-25A, Class ARR,
3-Month LIBOR + 0.90%, 1.14% (A), 10/15/2027 (B)	1,066,036	1,066,082
Encore Credit Receivables Trust
Series 2005-1, Class M1,
1-Month LIBOR + 0.66%, 0.77% (A), 07/25/2035	266,258	266,933
FFMLT Trust
Series 2005-FF2, Class M4,
1-Month LIBOR + 0.89%, 0.99% (A), 03/25/2035	13,908	13,910
Flagship CLO VIII, Ltd.
Series 2014-8A, Class ARR,
3-Month LIBOR + 0.85%, 1.07% (A), 01/16/2026 (B)	71,379	71,381
Ford Credit Auto Owner Trust
Series 2016-2, Class A,
2.03%, 12/15/2027 (B)	2,200,000	2,207,731
Fremont Home Loan Trust
Series 2005-1, Class M5,
1-Month LIBOR + 1.07%, 1.17% (A), 06/25/2035	400,000	397,397
Gallatin CLO IX, Ltd.
Series 2018-1A, Class A,
3-Month LIBOR + 1.05%, 1.27% (A), 01/21/2028 (B)	445,894	445,922
Halcyon Loan Advisors Funding, Ltd.
Series 2014-3A, Class AR,
3-Month LIBOR + 1.10%, 1.32% (A), 10/22/2025 (B)	84,233	84,257

	Principal	Value
ASSET-BACKED SECURITIES (continued)
HERA Commercial Mortgage, Ltd.
Series 2021-FL1, Class A,
1-Month LIBOR + 1.05%, 1.17% (A), 02/18/2038 (B)	$ 800,000	$ 800,217
Home Equity Asset Trust
Series 2005-4, Class M6,
1-Month LIBOR + 1.08%, 1.19% (A), 10/25/2035	500,000	495,979
JPMorgan Mortgage Acquisition Trust
Series 2007-CH5, Class A5,
1-Month LIBOR + 0.26%, 0.37% (A), 06/25/2037	829,914	822,935
KKR CLO 9, Ltd.
Series 9, Class AR2,
3-Month LIBOR + 0.95%, 0.00% (A), 07/15/2030 (B) (C)	300,000	300,000
LCM XV, LP
Series 15A, Class AR2,
3-Month LIBOR + 1.00%, 0.00% (A), 07/20/2030 (B) (C)	400,000	400,043
Legacy Mortgage Asset Trust
Series 2019-GS3, Class A1,
3.75% (A), 04/25/2059 (B)	716,395	722,693
LoanCore Issuer, Ltd.
Series 2019-CRE2, Class A,
1-Month LIBOR + 1.13%, 1.24% (A), 05/15/2036 (B)	700,000	700,000
Marble Point CLO X, Ltd.
Series 2017-1A, Class AR,
3-Month LIBOR + 1.04%, 0.00% (A), 10/15/2030 (B) (C)	400,000	400,042
Master Asset-Backed Securities Trust
Series 2004-WMC3, Class M1,
1-Month LIBOR + 0.83%, 0.93% (A), 10/25/2034	326,751	323,212
Midocean Credit CLO VIII
Series 2018-8A, Class A1R,
3-Month LIBOR + 1.05%, 0.00% (A), 02/20/2031 (B) (C)	300,000	300,000
Mountain View CLO, Ltd.
Series 2014-1A, Class ARR,
3-Month LIBOR + 0.80%, 1.04% (A), 10/15/2026 (B)	168,097	168,103
Northstar Education Finance, Inc.
Series 2012-1, Class A,
1-Month LIBOR + 0.70%, 0.81% (A), 12/26/2031 (B)	19,942	20,034
OZLM XVI, Ltd.
Series 2017-16A, Class A1R,
3-Month LIBOR + 1.03%, 0.00% (A), 05/16/2030 (B)	400,000	400,026
Palmer Square Loan Funding, Ltd.
Series 2018-4A, Class A1,
3-Month LIBOR + 0.90%, 1.09% (A), 11/15/2026 (B)	314,982	315,068

Transamerica Series Trust	Page 1

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
ASSET-BACKED SECURITIES (continued)
PHEAA Student Loan Trust
Series 2016-2A, Class A,
1-Month LIBOR + 0.95%, 1.07% (A), 11/25/2065 (B)	$ 355,114	$ 357,632
RAMP Trust
Series 2005-EFC4, Class M3,
1-Month LIBOR + 0.48%, 0.83% (A), 09/25/2035	58,027	58,060
RASC Trust
Series 2007-KS2, Class AI4,
1-Month LIBOR + 0.22%, 0.33% (A), 02/25/2037	300,000	284,856
Saxon Asset Securities Trust
Series 2005-4, Class M2,
1-Month LIBOR + 0.68%, 0.78% (A), 11/25/2037	500,000	488,583
SMB Private Education Loan Trust
Series 2016-B, Class A2B,
1-Month LIBOR + 1.45%, 1.56% (A), 02/17/2032 (B)	855,691	864,671
Sound Point CLO XV, Ltd.
Series 2017-1A, Class ARR,
3-Month LIBOR + 0.90%, 0.00% (A), 01/23/2029 (B) (C)	300,000	300,000
Sound Point CLO XVI, Ltd.
Series 2017-2A, Class AR,
3-Month LIBOR + 0.98%, 1.18% (A), 07/25/2030 (B)	600,000	600,013
Steele Creek CLO, Ltd.
Series 2015-1A, Class AR2,
3-Month LIBOR + 0.90%, 1.05% (A), 05/21/2029 (B)	300,000	299,999
Towd Point Mortgage Trust
Series 2019-HY2, Class A1,
1-Month LIBOR + 1.00%, 1.11% (A), 05/25/2058 (B)	297,849	300,379
Series 2019-SJ3, Class A1,
3.00% (A), 11/25/2059 (B)	202,592	204,820
Venture XIV CLO, Ltd.
Series 2013-14A, Class ARR,
3-Month LIBOR + 1.03%, 1.22% (A), 08/28/2029 (B)	1,300,000	1,297,377
Vibrant CLO VII, Ltd.
Series 2017-7A, Class A1R,
3-Month LIBOR + 1.04%, 0.00% (A), 09/15/2030 (B) (C)	300,000	300,000
Wellfleet CLO, Ltd.
Series 2017-1A, Class A1RR,
3-Month LIBOR + 0.89%, 1.07% (A), 04/20/2029 (B)	300,000	300,006
Zais CLO, Ltd.
Series 2014-1A, Class A1AR,
3-Month LIBOR + 1.15%, 1.39% (A), 04/15/2028 (B)	474,857	475,036

Total Asset-Backed Securities (Cost $18,834,437)		18,971,248

	Principal	Value
CORPORATE DEBT SECURITIES - 27.0%
Aerospace & Defense - 0.3%
Boeing Co.
2.20%, 02/04/2026	$ 740,000	$ 737,395
Spirit AeroSystems, Inc.
3.85%, 06/15/2026	300,000	311,625
3.95%, 06/15/2023	200,000	198,000
Textron, Inc.
2.45%, 03/15/2031	330,000	319,327

		1,566,347

Airlines - 0.8%
American Airlines Pass-Through Trust
3.00%, 04/15/2030	493,114	496,865
3.25%, 04/15/2030	164,316	157,992
3.50%, 08/15/2033	94,586	88,433
4.00%, 01/15/2027	52,638	48,515
British Airways Pass-Through Trust
3.35%, 12/15/2030 (B)	277,091	266,915
3.80%, 03/20/2033 (B)	340,069	354,241
JetBlue Pass-Through Trust
4.00%, 05/15/2034	300,000	323,427
Southwest Airlines Co.
5.13%, 06/15/2027	500,000	574,543
Spirit Airlines Pass-Through Trust
3.65%, 08/15/2031	167,817	164,701
United Airlines Pass-Through Trust
2.88%, 04/07/2030	757,273	768,359
3.10%, 04/07/2030	757,273	735,011
5.88%, 04/15/2029	292,748	324,519

		4,303,521

Automobiles - 0.1%
Nissan Motor Co., Ltd.
4.35%, 09/17/2027 (B)	600,000	652,249

Banks - 5.3%
AIB Group PLC
4.75%, 10/12/2023 (B)	700,000	765,286
Banco Santander SA
3.49%, 05/28/2030	200,000	208,073
Bank of America Corp.
Fixed until 12/20/2027, 3.42% (A), 12/20/2028	4,954,000	5,310,467
Bank of Ireland Group PLC
4.50%, 11/25/2023 (B)	700,000	761,761
Barclays PLC
Fixed until 04/02/2024, 3.38% (A), 04/02/2025, MTN (D)	EUR 200,000	256,080
3.65%, 03/16/2025	$ 1,200,000	1,289,724
BNP Paribas SA
Fixed until 02/25/2031 (E), 4.63% (A) (B) (F)	400,000	398,000
Citigroup, Inc.
Fixed until 02/18/2026 (E), 3.88% (A)	1,400,000	1,393,462
4.40%, 06/10/2025	1,200,000	1,333,277
Dexia Credit Local SA
1.88%, 09/15/2021 (B)	2,500,000	2,518,415
DnB Bank ASA
Fixed until 09/16/2025, 1.13% (A), 09/16/2026 (B)	200,000	197,032
HSBC Holdings PLC
Fixed until 07/24/2026, 1.75% (A), 07/24/2027	GBP 600,000	834,577
Fixed until 03/09/2026 (E), 4.00% (A)	$ 300,000	298,500
Fixed until 12/17/2030 (E), 4.60% (A)	600,000	592,350

Transamerica Series Trust	Page 2

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Banks (continued)
Lloyds Banking Group PLC
4.38%, 03/22/2028	$ 400,000	$ 448,710
4.55%, 08/16/2028	1,400,000	1,592,749
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	700,000	671,573
Mizuho Financial Group, Inc.
3-Month LIBOR + 1.00%, 1.18% (A), 09/11/2024	600,000	606,989
Fixed until 05/22/2026, 1.23% (A), 05/22/2027	500,000	486,546
Natwest Group PLC
Fixed until 05/18/2028, 4.89% (A), 05/18/2029	600,000	682,682
Fixed until 08/15/2021 (E), 8.63% (A)	1,000,000	1,023,750
Santander Holdings USA, Inc.
3.45%, 06/02/2025	500,000	535,316
Santander UK Group Holdings PLC
Fixed until 03/15/2031, 2.90% (A), 03/15/2032	500,000	497,040
Standard Chartered PLC
Fixed until 01/12/2024, 0.99% (A), 01/12/2025 (B)	500,000	497,174
Fixed until 01/14/2026, 1.46% (A), 01/14/2027 (B)	200,000	195,223
Stichting AK Rabobank Certificaten
2.19%, 12/29/2049 (D) (E)	EUR 735,350	1,116,702
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	$ 1,000,000	964,686
2.14%, 09/23/2030	400,000	374,732
SVB Financial Group
3.13%, 06/05/2030	600,000	622,798
Truist Financial Corp.
Fixed until 03/01/2030 (E), 5.10% (A)	1,000,000	1,088,750
UniCredit SpA
6.57%, 01/14/2022 (B)	600,000	625,463
Wells Fargo & Co.
Fixed until 02/11/2025, 2.16% (A), 02/11/2026, MTN	700,000	721,549
Fixed until 06/17/2026, 3.20% (A), 06/17/2027, MTN	500,000	535,664

		29,445,100

Beverages - 0.2%
Bacardi, Ltd.
4.45%, 05/15/2025 (B)	100,000	111,127
4.70%, 05/15/2028 (B)	300,000	342,914
5.15%, 05/15/2038 (B)	100,000	119,352
Suntory Holdings, Ltd.
2.25%, 10/16/2024 (B)	700,000	729,587

		1,302,980

Biotechnology - 0.1%
Amgen, Inc.
4.40%, 05/01/2045	500,000	575,916

Building Products - 0.3%
Ferguson Finance PLC
3.25%, 06/02/2030 (B)	800,000	841,576
Fortune Brands Home & Security, Inc.
4.00%, 06/15/2025	140,000	154,141
Standard Industries, Inc.
4.38%, 07/15/2030 (B)	600,000	605,400

		1,601,117

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Capital Markets - 1.3%
Banco BTG Pactual SA
4.50%, 01/10/2025 (B)	$ 600,000	$ 613,140
Brighthouse Holdings LLC
6.50% (G), 07/27/2037 (B) (E)	300,000	278,779
Charles Schwab Corp.
2.00%, 03/20/2028	100,000	100,313
Fixed until 06/01/2026 (E), 4.00% (A)	300,000	303,720
Credit Suisse Group AG
3.75%, 03/26/2025	2,900,000	3,124,014
Deutsche Bank AG
Fixed until 11/19/2029, 1.75% (A), 11/19/2030, MTN (D)	EUR 300,000	364,015
Fixed until 09/18/2030, 3.55% (A), 09/18/2031	$ 200,000	206,370
Fixed until 11/26/2024, 3.96% (A), 11/26/2025	300,000	324,721
4.25%, 10/14/2021	100,000	101,899
JAB Holdings BV
2.20%, 11/23/2030 (B)	250,000	234,658
Lazard Group LLC
3.75%, 02/13/2025	81,000	87,973
4.38%, 03/11/2029	100,000	111,358
Moody’s Corp.
5.25%, 07/15/2044	100,000	128,695
Nomura Holdings, Inc.
2.65%, 01/16/2025	400,000	413,590
UBS Group AG
4.13%, 09/24/2025 (B)	800,000	887,610

		7,280,855

Chemicals - 0.3%
Huntsman International LLC
5.13%, 11/15/2022	200,000	210,961
Sasol Financing USA LLC
5.88%, 03/27/2024	300,000	318,180
Syngenta Finance NV
3.13%, 03/28/2022	100,000	101,433
4.44%, 04/24/2023 (B)	200,000	209,521
5.18%, 04/24/2028 (B)	400,000	432,210
Yara International ASA
3.15%, 06/04/2030 (B)	500,000	514,478

		1,786,783

Commercial Services & Supplies - 0.1%
Ashtead Capital, Inc.
4.00%, 05/01/2028 (B)	500,000	522,320

Construction & Engineering - 0.1%
SBA Tower Trust
1.88%, 07/15/2050 (B)	300,000	303,514

Consumer Finance - 0.3%
Discover Financial Services
4.50%, 01/30/2026	300,000	338,128
Ford Motor Credit Co. LLC
4.14%, 02/15/2023	700,000	723,380
Nissan Motor Acceptance Corp.
2.00%, 03/09/2026 (B)	300,000	298,633
OneMain Finance Corp.
8.88%, 06/01/2025	400,000	443,120
Synchrony Financial
5.15%, 03/19/2029	100,000	115,261

		1,918,522

Transamerica Series Trust	Page 3

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Containers & Packaging - 0.2%
Amcor Flexibles North America, Inc.
2.63%, 06/19/2030	$ 500,000	$ 496,587
Berry Global, Inc.
1.57%, 01/15/2026 (B)	100,000	98,454
4.88%, 07/15/2026 (B)	700,000	740,709

		1,335,750

Diversified Consumer Services - 0.7%
Nationwide Building Society
3.90%, 07/21/2025 (B)	3,200,000	3,536,656
Yale University
1.48%, 04/15/2030	300,000	285,691

		3,822,347

Diversified Financial Services - 1.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
4.45%, 10/01/2025 - 04/03/2026	1,600,000	1,736,419
Aircastle, Ltd.
4.13%, 05/01/2024 (F)	200,000	211,244
4.25%, 06/15/2026	200,000	211,661
Aviation Capital Group LLC
5.50%, 12/15/2024 (B)	400,000	447,217
DAE Funding LLC
2.63%, 03/20/2025 (B)	600,000	602,952
Doric Nimrod Air Alpha Pass-Through Trust
5.25%, 05/30/2025 (B)	60,840	59,311
Fairstone Financial, Inc.
7.88%, 07/15/2024 (B)	300,000	315,000
GE Capital Funding LLC
4.40%, 05/15/2030 (B)	1,200,000	1,357,683
Helios Leasing I LLC
1.56%, 09/28/2024	62,469	63,664
LeasePlan Corp. NV
2.88%, 10/24/2024 (B)	600,000	630,771
Mitsubishi UFJ Lease & Finance Co., Ltd.
2.65%, 09/19/2022 (B)	700,000	718,627
PennyMac Financial Services, Inc.
5.38%, 10/15/2025 (B)	500,000	518,275
Tagua Leasing LLC
1.58%, 11/16/2024	66,926	68,159
United Wholesale Mortgage LLC
5.50%, 11/15/2025 (B)	300,000	312,750

		7,253,733

Diversified Telecommunication Services - 0.4%
AT&T, Inc.
3.65%, 06/01/2051	500,000	482,429
4.30%, 02/15/2030	61,000	68,655
Bell Canada
4.30%, 07/29/2049	300,000	335,357
Level 3 Financing, Inc.
3.88%, 11/15/2029 (B)	200,000	210,750
Verizon Communications, Inc.
2.10%, 03/22/2028	1,100,000	1,105,708

		2,202,899

Electric Utilities - 2.4%
Alabama Power Co.
4.15%, 08/15/2044	400,000	442,423
Arizona Public Service Co.
2.65%, 09/15/2050	200,000	172,777
Avangrid, Inc.
3.80%, 06/01/2029	700,000	769,550

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Electric Utilities (continued)
Centrais Eletricas Brasileiras SA
4.63%, 02/04/2030 (B)	$ 500,000	$ 499,375
Duke Energy Carolinas LLC
4.25%, 12/15/2041	400,000	455,268
Edison International
3.55%, 11/15/2024	200,000	214,879
Enel Finance International NV
2.65%, 09/10/2024 (B)	1,000,000	1,051,781
4.63%, 09/14/2025 (B)	200,000	226,385
Entergy Mississippi LLC
2.85%, 06/01/2028	1,300,000	1,350,982
FirstEnergy Corp.
1.60%, 01/15/2026	600,000	583,500
Georgia Power Co.
3.25%, 03/15/2051 (F)	100,000	95,166
IPALCO Enterprises, Inc.
3.70%, 09/01/2024	600,000	648,044
Liberty Utilities Finance GP 1
2.05%, 09/15/2030 (B)	700,000	655,353
Northern States Power Co.
2.60%, 06/01/2051	100,000	89,234
Pacific Gas & Electric Co.
1.37%, 03/10/2023	200,000	200,056
3.30%, 12/01/2027	100,000	104,438
3.50%, 06/15/2025 (H)	240,000	254,197
3.75%, 08/15/2042	800,000	729,393
4.25%, 08/01/2023 (H)	400,000	426,251
4.25%, 03/15/2046	600,000	571,628
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.38%, 02/05/2050 (B)	600,000	603,000
Southern California Edison Co.
3.90%, 03/15/2043	200,000	203,711
4.00%, 04/01/2047	900,000	924,514
4.05%, 03/15/2042	100,000	103,538
4.65%, 10/01/2043	100,000	112,276
Southwestern Electric Power Co.
6.20%, 03/15/2040	1,000,000	1,328,967
SP Group Treasury Pte, Ltd.
3.38%, 02/27/2029 (B)	400,000	431,964

		13,248,650

Electrical Equipment - 0.0% (I)
Siemens Financieringsmaatschappij NV
1.70%, 03/11/2028 (B) (F)	200,000	196,404

Electronic Equipment, Instruments & Components - 0.1%
Flex, Ltd.
4.75%, 06/15/2025	100,000	111,518
4.88%, 06/15/2029	300,000	338,308

		449,826

Energy Equipment & Services - 0.0% (I)
Baker Hughes a GE Co. LLC / Baker Hughes Co-Obligor, Inc.
3.14%, 11/07/2029 (F)	50,000	52,282
Odebrecht Drilling Norbe VIII / IX, Ltd.
6.35%, 12/01/2021 (D)	37,510	37,135

		89,417

Entertainment - 0.1%
Activision Blizzard, Inc.
2.50%, 09/15/2050	200,000	167,476
Walt Disney Co.
2.00%, 09/01/2029	500,000	493,469

		660,945

Transamerica Series Trust	Page 4

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Equity Real Estate Investment Trusts - 2.4%
Alexandria Real Estate Equities, Inc.
3.95%, 01/15/2027	$ 300,000	$ 334,214
4.30%, 01/15/2026	800,000	892,736
4.50%, 07/30/2029	700,000	804,423
American Campus Communities Operating Partnership, LP
2.85%, 02/01/2030	600,000	600,105
American Tower Corp.
3.38%, 10/15/2026	1,400,000	1,512,040
4.00%, 06/01/2025	1,250,000	1,374,185
Boston Properties, LP
2.55%, 04/01/2032	200,000	191,574
Brixmor Operating Partnership, LP
3-Month LIBOR + 1.05%, 1.26% (A), 02/01/2022	800,000	801,646
Crown Castle International Corp.
4.45%, 02/15/2026	390,000	438,691
Essex Portfolio, LP
4.00%, 03/01/2029	700,000	774,210
National Retail Properties, Inc.
4.80%, 10/15/2048	700,000	814,510
OMEGA Healthcare Investors, Inc.
3.25%, 04/15/2033	300,000	288,006
Spirit Realty, LP
3.40%, 01/15/2030	100,000	103,641
STORE Capital Corp.
2.75%, 11/18/2030	400,000	391,332
UDR, Inc.
3.00%, 08/15/2031	400,000	406,354
VEREIT Operating Partnership, LP
4.63%, 11/01/2025	800,000	902,723
Weyerhaeuser Co.
4.00%, 11/15/2029	1,500,000	1,667,365
WP Carey, Inc.
4.60%, 04/01/2024	800,000	879,564

		13,177,319

Food & Staples Retailing - 0.0% (I)
CVS Pass-Through Trust
4.16%, 08/11/2036 (B)	78,951	82,761

Food Products - 0.1%
Conagra Brands, Inc.
5.30%, 11/01/2038	200,000	246,225
Post Holdings, Inc.
4.50%, 09/15/2031 (B)	100,000	98,900

		345,125

Gas Utilities - 0.2%
Southern California Gas Co.
4.13%, 06/01/2048	900,000	1,016,693

Health Care Equipment & Supplies - 0.1%
Stryker Corp.
1.95%, 06/15/2030	600,000	578,556

Health Care Providers & Services - 1.0%
Adventist Health System
2.43%, 09/01/2024	600,000	617,541
AHS Hospital Corp.
5.02%, 07/01/2045	600,000	765,903
Anthem, Inc.
1.50%, 03/15/2026	300,000	300,187
Banner Health
1.90%, 01/01/2031	400,000	380,181

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Health Care Providers & Services (continued)
CHRISTUS Health
4.34%, 07/01/2028	$ 600,000	$ 677,354
Cigna Corp.
2.38%, 03/15/2031	200,000	196,656
CVS Health Corp.
5.05%, 03/25/2048	700,000	856,650
DaVita, Inc.
4.63%, 06/01/2030 (B)	100,000	101,715
Hackensack Meridian Health, Inc.
4.50%, 07/01/2057	300,000	371,108
HCA, Inc.
4.13%, 06/15/2029	200,000	221,502
Memorial Sloan-Kettering Cancer Center
2.96%, 01/01/2050	300,000	286,401
Northwell Healthcare, Inc.
3.98%, 11/01/2046	700,000	743,640

		5,518,838

Hotels, Restaurants & Leisure - 0.6%
Expedia Group, Inc.
6.25%, 05/01/2025 (B)	571,000	660,262
GLP Capital, LP / GLP Financing II, Inc.
4.00%, 01/15/2030	400,000	416,100
5.38%, 04/15/2026	100,000	112,221
Marriott International, Inc.
2.85%, 04/15/2031	300,000	294,802
McDonald’s Corp.
3.80%, 04/01/2028, MTN	700,000	774,424
Sands China, Ltd.
3.80%, 01/08/2026	400,000	424,868
4.60%, 08/08/2023	300,000	320,817
Wynn Macau, Ltd.
5.13%, 12/15/2029 (B)	200,000	205,000

		3,208,494

Industrial Conglomerates - 0.1%
General Electric Co.
5.55%, 01/05/2026, MTN	400,000	473,872

Insurance - 0.7%
AIA Group, Ltd.
3.20%, 09/16/2040 (B)	500,000	486,437
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031 (B)	200,000	199,098
Fidelity National Financial, Inc.
3.40%, 06/15/2030	700,000	730,106
First American Financial Corp.
4.30%, 02/01/2023	100,000	105,816
4.60%, 11/15/2024	50,000	55,729
Guardian Life Insurance Co. of America
3.70%, 01/22/2070 (B)	300,000	285,883
New York Life Insurance Co.
4.45%, 05/15/2069 (B)	200,000	235,135
Pacific Life Insurance Co.
Fixed until 10/24/2047, 4.30% (A), 10/24/2067 (B)	1,200,000	1,295,340
Reliance Standard Life Global Funding II
2.75%, 01/21/2027 (B)	700,000	732,189

		4,125,733

Transamerica Series Trust	Page 5

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Interactive Media & Services - 0.1%
Alphabet, Inc.
1.90%, 08/15/2040	$ 200,000	$ 172,315
Tencent Holdings, Ltd.
3.98%, 04/11/2029 (B) (F)	300,000	325,701

		498,016

Internet & Direct Marketing Retail - 0.1%
Alibaba Group Holding, Ltd.
2.70%, 02/09/2041	500,000	452,706

IT Services - 0.0% (I)
Booz Allen Hamilton, Inc.
3.88%, 09/01/2028 (B)	100,000	100,525

Leisure Products - 0.1%
Hasbro, Inc.
3.55%, 11/19/2026	400,000	431,490

Life Sciences Tools & Services - 0.1%
Agilent Technologies, Inc.
2.30%, 03/12/2031	100,000	97,318
Illumina, Inc.
2.55%, 03/23/2031	200,000	198,126

		295,444

Machinery - 0.2%
Westinghouse Air Brake Technologies Corp.
4.40%, 03/15/2024	1,000,000	1,087,178

Marine - 0.1%
AP Moller - Maersk A/S
3.88%, 09/28/2025 (B)	450,000	491,484

Media - 0.9%
CCO Holdings LLC / CCO Holdings Capital Corp.
4.75%, 03/01/2030 (B)	1,200,000	1,243,500
Charter Communications Operating LLC / Charter Communications Operating Capital
3.85%, 04/01/2061	100,000	90,250
4.20%, 03/15/2028	800,000	882,173
4.80%, 03/01/2050	300,000	320,925
Comcast Corp.
4.40%, 08/15/2035	50,000	58,397
4.75%, 03/01/2044	1,600,000	1,961,354
Discovery Communications LLC
4.00%, 09/15/2055 (B)	608,000	596,541
SES SA
3.60%, 04/04/2023 (B)	200,000	210,494

		5,363,634

Metals & Mining - 0.0% (I)
FMG Resources August 2006 Pty, Ltd.
4.38%, 04/01/2031 (B)	200,000	203,750

Multi-Utilities - 0.1%
CenterPoint Energy, Inc.
Fixed until 09/01/2023 (E), 6.13% (A) (F)	400,000	419,000
Public Service Co. of Colorado
1.88%, 06/15/2031	200,000	190,738

		609,738

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Oil, Gas & Consumable Fuels - 2.7%
AKER BP ASA
4.00%, 01/15/2031 (B)	$ 200,000	$ 208,339
APT Pipelines, Ltd.
4.25%, 07/15/2027 (B)	500,000	553,159
Boardwalk Pipelines, LP
3.40%, 02/15/2031	600,000	599,078
Diamondback Energy, Inc.
2.88%, 12/01/2024	500,000	527,225
Dolphin Energy, Ltd. LLC
5.50%, 12/15/2021 (D)	400,000	413,336
Energy Transfer Operating, LP
4.75%, 01/15/2026	100,000	110,990
5.80%, 06/15/2038	700,000	792,321
7.50%, 07/01/2038	150,000	197,602
Eni SpA
4.75%, 09/12/2028 (B)	400,000	458,772
Enterprise Products Operating LLC
3.20%, 02/15/2052	1,100,000	999,053
Midwest Connector Capital Co. LLC
3.90%, 04/01/2024 (B)	500,000	516,060
MPLX, LP
1.75%, 03/01/2026	700,000	700,757
NGPL PipeCo LLC
4.88%, 08/15/2027 (B)	210,000	234,633
ONEOK, Inc.
4.35%, 03/15/2029	1,200,000	1,304,786
Pertamina Persero PT
4.18%, 01/21/2050 (B)	600,000	579,812
Petronas Energy Canada, Ltd.
2.11%, 03/23/2028 (B)	300,000	295,910
Rockies Express Pipeline LLC
4.80%, 05/15/2030 (B)	700,000	689,500
Sabine Pass Liquefaction LLC
5.75%, 05/15/2024	1,700,000	1,918,053
Saudi Arabian Oil Co.
1.63%, 11/24/2025 (B)	500,000	503,347
Sinopec Group Overseas Development, Ltd.
4.13%, 09/12/2025 (B) (F)	900,000	993,141
Targa Resources Partners, LP / Targa Resources Partners Finance Corp.
4.00%, 01/15/2032 (B)	200,000	188,104
Tennessee Gas Pipeline Co. LLC
7.00%, 10/15/2028	200,000	253,866
Valero Energy Corp.
4.00%, 04/01/2029 (F)	800,000	861,542
Williams Cos., Inc.
2.60%, 03/15/2031	400,000	389,759
Woodside Finance, Ltd.
3.65%, 03/05/2025 (B)	40,000	42,231
3.70%, 03/15/2028 (B)	700,000	726,205

		15,057,581

Pharmaceuticals - 0.5%
Bayer US Finance II LLC
4.63%, 06/25/2038 (B)	1,600,000	1,832,518
Zoetis, Inc.
3.90%, 08/20/2028	800,000	889,083

		2,721,601

Transamerica Series Trust	Page 6

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Professional Services - 0.2%
Block Financial LLC
3.88%, 08/15/2030	$ 600,000	$ 618,657
IHS Markit, Ltd.
4.75%, 08/01/2028	500,000	577,520

		1,196,177

Road & Rail - 0.3%
Avolon Holdings Funding, Ltd.
2.88%, 02/15/2025 (B)	100,000	99,596
Fortress Transportation and Infrastructure Investors LLC
6.50%, 10/01/2025 (B)	700,000	731,500
Park Aerospace Holdings, Ltd.
4.50%, 03/15/2023 (B)	100,000	104,435
5.50%, 02/15/2024 (B)	300,000	326,088
Union Pacific Corp.
4.10%, 09/15/2067	300,000	320,142

		1,581,761

Semiconductors & Semiconductor Equipment - 0.4%
Broadcom, Inc.
4.30%, 11/15/2032	700,000	761,500
5.00%, 04/15/2030	400,000	454,640
KLA Corp.
4.65%, 11/01/2024	500,000	558,662
Marvell Technology Group, Ltd.
4.20%, 06/22/2023	400,000	427,977

		2,202,779

Software - 0.6%
Citrix Systems, Inc.
1.25%, 03/01/2026	200,000	196,525
Infor, Inc.
1.75%, 07/15/2025 (B)	700,000	705,997
Microsoft Corp.
2.92%, 03/17/2052	503,000	490,474
Oracle Corp.
2.95%, 05/15/2025	1,250,000	1,331,270
VMware, Inc.
4.65%, 05/15/2027	500,000	566,470

		3,290,736

Technology Hardware, Storage & Peripherals - 0.4%
Dell International LLC / EMC Corp.
5.30%, 10/01/2029 (B)	100,000	116,905
8.10%, 07/15/2036 (B)	1,100,000	1,610,189
Seagate HDD Cayman
4.13%, 01/15/2031 (B)	700,000	710,797

		2,437,891

Tobacco - 0.1%
BAT Capital Corp.
4.39%, 08/15/2037	500,000	523,165
Imperial Brands Finance PLC
3.75%, 07/21/2022 (B)	200,000	206,587

		729,752

Trading Companies & Distributors - 0.1%
BOC Aviation, Ltd.
3.50%, 10/10/2024 (B) (F)	400,000	428,727

Transportation Infrastructure - 0.1%
Sydney Airport Finance Co. Pty, Ltd.
3.38%, 04/30/2025 (B) (F)	350,000	372,380

	Principal	Value
CORPORATE DEBT SECURITIES (continued)
Wireless Telecommunication Services - 0.3%
Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC
4.74%, 09/20/2029 (B)	$ 600,000	$ 642,420
5.15%, 09/20/2029 (B)	600,000	684,000
T-Mobile USA, Inc.
2.55%, 02/15/2031 (B)	100,000	97,773
2.63%, 04/15/2026	200,000	203,500

		1,627,693

Total Corporate Debt Securities (Cost $142,904,109)		150,227,629

FOREIGN GOVERNMENT OBLIGATIONS - 3.3%
Canada - 0.3%
Province of Quebec
2.50%, 04/20/2026	1,700,000	1,813,271

Dominican Republic - 0.1%
Dominican Republic International Bond
4.88%, 09/23/2032 (B)	600,000	612,000

Indonesia - 0.2%
Indonesia Government International Bond
4.45%, 02/11/2024	1,300,000	1,418,162

Israel - 0.1%
State of Israel
3.38%, 01/15/2050	400,000	404,000

Japan - 1.2%
Japan Finance Organization for Municipalities
2.13%, 04/13/2021 - 10/25/2023 (B)	3,900,000	3,992,612
Tokyo Metropolitan Government
2.00%, 05/17/2021 (B)	2,600,000	2,604,810

		6,597,422

Peru - 0.3%
Peru Government International Bond
5.94%, 02/12/2029 (D)	PEN 1,900,000	576,220
5.94%, 02/12/2029 (B)	1,900,000	576,219
8.20%, 08/12/2026 (B)	1,200,000	419,004

		1,571,443

Qatar - 1.0%
Qatar Government International Bond
2.38%, 06/02/2021 (D)	$ 4,100,000	4,112,956
4.40%, 04/16/2050 (B)	500,000	580,000
4.50%, 01/20/2022 (D)	700,000	722,694

		5,415,650

Republic of South Africa - 0.1%
Republic of South Africa Government International Bond
4.85%, 09/30/2029	300,000	301,608

Romania - 0.0% (I)
Romania Government International Bond
2.63%, 12/02/2040 (B)	EUR 200,000	232,242

Transamerica Series Trust	Page 7

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Saudi Arabia - 0.0% (I)
Saudi Arabia Government International Bond
4.50%, 04/22/2060, MTN (D)	$ 200,000	$ 223,260

Total Foreign Government Obligations (Cost $18,349,312)		18,589,058

LOAN ASSIGNMENTS - 0.2%
Capital Markets - 0.1%
Zephyrus Capital Aviation Partners LLC
Term Loan,
4.61% (A), 10/15/2038 (J) (K) (L)	1,015,582	975,399

IT Services - 0.1%
Virtusa Corp.
Term Loan B,
1-Month LIBOR + 4.25%, 5.00% (A), 02/11/2028	300,000	300,187

Total Loan Assignments (Cost $1,297,734)		1,275,586

MORTGAGE-BACKED SECURITIES - 3.4%
Angel Oak Mortgage Trust
Series 2020-4, Class A1,
1.47% (A), 06/25/2065 (B)	445,222	446,772
BAMLL Commercial Mortgage Securities Trust
Series 2019-RLJ, Class A,
1-Month LIBOR + 1.05%, 1.16% (A), 04/15/2036 (B)	700,000	697,843
Bancorp Commercial Mortgage Trust
Series 2019-CRE6, Class A,
1-Month LIBOR + 1.05%, 1.16% (A), 09/15/2036 (B)	168,153	168,102
ChaseFlex Trust
Series 2007-2, Class A1,
1-Month LIBOR + 0.28%, 0.39% (A), 05/25/2037	450,576	430,685
CHL Mortgage Pass-Through Trust
Series 2005-9, Class 1A1,
1-Month LIBOR + 0.60%, 0.71% (A), 05/25/2035	38,906	33,242
Citigroup Mortgage Loan Trust, Inc.
Series 2019-B, Class A1,
3.26% (A), 04/25/2066 (B)	252,179	254,428
COMM Mortgage Trust
Series 2018-HOME, Class A,
3.82% (A), 04/10/2033 (B)	700,000	750,188
Credit Suisse Mortgage Capital Certificates
Series 2019-RPL4, Class A1,
3.48% (A), 08/26/2058 (B)	343,112	343,192
CSMC Trust
Series 2019-RPL9, Class A1,
3.01% (A), 10/27/2059 (B)	278,320	280,696
DBUBS Mortgage Trust
Series 2017-BRBK, Class A,
3.45%, 10/10/2034 (B)	1,600,000	1,705,439

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Eurosail PLC
Series 2006-4X, Class A3C,
3-Month GBP LIBOR + 0.16%, 0.24% (A), 12/10/2044 (D)	GBP 105,484	$ 144,510
GCAT LLC
Series 2019-4, Class A1,
3.23% (A), 11/26/2049 (B)	$ 682,133	690,285
HarborView Mortgage Loan Trust
Series 2005-4, Class 3A1,
3.42% (A), 07/19/2035	75,361	64,107
Independence Plaza Trust
Series 2018-INDP, Class A,
3.76%, 07/10/2035 (B)	900,000	952,903
La Hipotecaria El Salvadorian Mortgage Trust
Series 2016-1A, Class A,
3.36%, 01/15/2046 (B) (L)	938,145	1,007,233
Merrill Lynch Mortgage Investors Trust
Series 2003-B, Class A1,
1-Month LIBOR + 0.68%, 0.79% (A), 04/25/2028	240,133	239,411
Mill City Mortgage Loan Trust
Series 2019-GS2, Class A1,
2.75% (A), 08/25/2059 (B)	445,965	461,328
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2015-C25, Class A4,
3.37%, 10/15/2048	1,600,000	1,716,809
Morgan Stanley Bank of America Merrill Lynch Trust, Interest Only STRIPS
Series 2013-C8, Class XA,
0.97% (A), 12/15/2048	1,694,461	21,444
MortgageIT Trust
Series 2005-2, Class 1A1,
1-Month LIBOR + 0.52%, 0.63% (A), 05/25/2035	48,722	48,961
Natixis Commercial Mortgage Securities Trust
Series 2019-10K, Class A,
3.62%, 05/15/2039 (B)	1,000,000	1,061,314
New Residential Mortgage Loan Trust
Series 2019-RPL3, Class A1,
2.75% (A), 07/25/2059 (B)	735,357	766,421
Series 2020-RPL1, Class A1,
2.75% (A), 11/25/2059 (B)	421,160	438,861
Southern Pacific Financing PLC
Series 2005-B, Class A,
3-Month GBP LIBOR + 0.18%, 0.26% (A), 06/10/2043 (D)	GBP 110,559	151,750
Structured Adjustable Rate Mortgage Loan Trust
Series 2005-4, Class 6A1,
1-Month LIBOR + 0.24%, 0.35% (A), 03/25/2035	$ 356,191	335,807
Towd Point Mortgage Funding
Series 2019-GR4A, Class A1,
3-Month GBP LIBOR + 1.03%, 1.06% (A), 10/20/2051 (B)	GBP 1,371,658	1,899,319
Towd Point Mortgage Trust
Series 2019-4, Class A1,
2.90% (A), 10/25/2059 (B)	$ 303,264	316,811

Transamerica Series Trust	Page 8

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
MORTGAGE-BACKED SECURITIES (continued)
Uropa Securities PLC
Series 2008-1, Class A,
3-Month GBP LIBOR + 0.20%, 0.28% (A), 06/10/2059 (D)	GBP 540,209	$ 719,185
Series 2008-1, Class B,
3-Month GBP LIBOR + 0.75%, 0.83% (A), 06/10/2059 (D)	115,936	150,305
Series 2008-1, Class M1,
3-Month GBP LIBOR + 0.35%, 0.43% (A), 06/10/2059 (D)	138,998	183,965
Series 2008-1, Class M2,
3-Month GBP LIBOR + 0.55%, 0.63% (A), 06/10/2059 (D)	109,079	144,982
WaMu Mortgage Pass-Through Certificates Trust
Series 2006-AR9, Class 2A,
1-COFI + 1.50%, 1.96% (A), 08/25/2046	$ 608,699	595,272
Worldwide Plaza Trust
Series 2017-WWP, Class A,
3.53%, 11/10/2036 (B)	1,500,000	1,614,588

Total Mortgage-Backed Securities (Cost $18,162,383)		18,836,158

MUNICIPAL GOVERNMENT OBLIGATIONS - 0.9%
California - 0.2%
Bay Area Toll Authority, Revenue Bonds,
Series S1,
6.92%, 04/01/2040	200,000	288,000
Los Angeles Community College District, General Obligation Unlimited,
6.60%, 08/01/2042	200,000	313,602
State of California, General Obligation Unlimited,
7.35%, 11/01/2039	300,000	460,581
University of California, Revenue Bonds,
Series BG,
1.61%, 05/15/2030	300,000	286,213

		1,348,396

Florida - 0.0% (I)
County of Miami-Dade Aviation Revenue, Revenue Bonds,
Series C,
3.86%, 10/01/2029	200,000	220,900

Maryland - 0.1%
County of Baltimore, General Obligation Unlimited,
3.30%, 07/01/2046	450,000	478,104

New Jersey - 0.1%
New Jersey Transportation Trust Fund Authority, Revenue Bonds,
2.55%, 06/15/2023	370,000	383,322

New York - 0.3%
New York State Urban Development Corp., Revenue Bonds,
1.83%, 03/15/2029	500,000	489,689
Port Authority of New York & New Jersey, Revenue Bonds,
4.46%, 10/01/2062	700,000	862,697

		1,352,386

Texas - 0.1%
Texas Transportation Commission State Highway Fund, Revenue Bonds,
4.00%, 10/01/2033	600,000	715,381

	Principal	Value
MUNICIPAL GOVERNMENT OBLIGATIONS (continued)
Utah - 0.0% (I)
Utah State Board of Regents, Revenue Bonds,
Series 1,
1-Month LIBOR + 0.75%, 0.86% (A), 12/26/2031	$ 35,308	$ 35,242

Wisconsin - 0.1%
State of Wisconsin, Revenue Bonds,
Series A,
2.10%, 05/01/2026	240,000	250,762

Total Municipal Government Obligations (Cost $4,459,496)		4,784,493

U.S. GOVERNMENT AGENCY OBLIGATIONS - 5.8%
Federal Home Loan Mortgage Corp.
4.50%, 08/01/2048	996,180	1,114,710
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
2.97% (A), 04/25/2028	1,700,000	1,814,780
Federal Home Loan Mortgage Corp. REMIC
1-Month LIBOR + 0.35%, 0.47% (A), 01/15/2038	809,995	811,418
1-Month LIBOR + 0.40%, 0.51% (A), 02/15/2041 - 09/15/2045	719,291	727,354
Federal Home Loan Mortgage Corp. REMIC, Interest Only STRIPS
2.38% (A), 01/15/2038	809,995	52,839
Federal Home Loan Mortgage Corp., Interest Only STRIPS
(1.00) * 1-Month LIBOR + 5.89%, 5.78% (A), 09/15/2043	1,020,328	183,909
Federal National Mortgage Association
3.00%, TBA (C)	9,800,000	10,203,293
3.50%, 06/01/2045	143,677	154,176
3.79%, 01/01/2029	800,000	883,781
4.00%, 09/01/2050	4,037,263	4,318,021
4.50%, 04/01/2028 - 10/01/2041	284,391	318,889
Federal National Mortgage Association REMIC
1-Month LIBOR + 0.55%, 0.66% (A), 02/25/2041	149,976	150,660
Federal National Mortgage Association REMIC, Interest Only STRIPS
3.00%, 03/25/2028	449,344	31,005
Government National Mortgage Association
1-Month LIBOR + 0.80%, 0.92% (A), 05/20/2066 - 06/20/2066	3,262,715	3,316,550
Uniform Mortgage-Backed Security
1.50%, TBA (C)	700,000	701,845
2.00%, TBA (C)	1,200,000	1,191,820
4.00%, TBA (C)	5,600,000	6,010,375

Total U.S. Government Agency Obligations (Cost $31,843,779)		31,985,425

U.S. GOVERNMENT OBLIGATIONS - 24.1%
U.S. Treasury - 24.1%
U.S. Treasury Bond
1.13%, 05/15/2040 (M)	5,060,000	4,116,784
1.38%, 11/15/2040 - 08/15/2050 (M)	19,350,000	16,115,649
1.88%, 02/15/2041	8,600,000	7,987,250

Transamerica Series Trust	Page 9

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Principal	Value
U.S. GOVERNMENT OBLIGATIONS (continued)
U.S. Treasury (continued)
U.S. Treasury Bond (continued)
2.00%, 02/15/2050 (M)	$ 21,460,000	$ 19,565,484
2.25%, 08/15/2049 (M)	1,120,000	1,079,619
2.88%, 11/15/2046 (M)	1,598,000	1,740,946
3.00%, 11/15/2045	70,000	77,949
3.00%, 02/15/2048 (F) (M)	2,350,000	2,626,217
3.00%, 08/15/2048 (M)	1,070,000	1,197,439
3.13%, 11/15/2041 (M)	3,320,000	3,772,609
3.13%, 05/15/2048 (F) (M)	2,510,000	2,869,930
4.25%, 05/15/2039 (M)	5,100,000	6,688,371
4.38%, 05/15/2041 (M)	4,500,000	6,048,984
4.50%, 08/15/2039 (M)	15,300,000	20,677,113
U.S. Treasury Bond, Principal Only STRIPS
Zero Coupon, 05/15/2050	4,700,000	2,282,071
U.S. Treasury Note
0.13%, 01/15/2024	9,900,000	9,848,953
1.13%, 02/29/2028 (F)	190,000	186,497
1.13%, 02/15/2031 (M)	7,540,000	7,118,231
1.38%, 05/31/2021 (M) (N)	92,000	92,198
1.75%, 12/31/2026	300,000	310,313
1.88%, 03/31/2022 (M)	18,100,000	18,420,285
2.00%, 06/30/2024	700,000	735,328
2.13%, 03/31/2024 (O)	600,000	631,453

Total U.S. Government Obligations (Cost $136,323,115)		134,189,673

SHORT-TERM U.S. GOVERNMENT OBLIGATIONS - 46.8%
U.S. Cash Management Bill
0.11% (P), 05/13/2021 (O)	20,700,000	20,699,457
U.S. Treasury Bill
0.03% (P), 04/22/2021	2,300,000	2,299,983
0.04% (P), 06/03/2021 (F)	11,700,000	11,699,642
0.04% (P), 04/27/2021	45,200,000	45,199,429
0.05% (P), 06/03/2021 - 09/09/2021	63,300,000	63,296,057
0.05% (P), 08/26/2021 (O)	3,900,000	3,899,622
0.06% (P), 05/25/2021 - 09/16/2021	97,252,000	97,243,078
0.07% (P), 05/27/2021	3,200,000	3,199,925
0.08% (P), 05/20/2021	8,000,000	7,999,809
0.09% (P), 04/27/2021	2,900,000	2,899,963
0.09% (P), 07/29/2021 (F)	1,800,000	1,799,888

Total Short-Term U.S. Government Obligations (Cost $260,213,995)		260,236,853

	Shares	Value
OTHER INVESTMENT COMPANY - 2.6%
Securities Lending Collateral - 2.6%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (P)	14,314,180	14,314,180

Total Other Investment Company (Cost $14,314,180)		14,314,180

Principal	Value
REPURCHASE AGREEMENT - 0.8%

Fixed Income Clearing Corp., 0.00% (P), dated 03/31/2021, to be repurchased at $4,228,228 on 04/01/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 03/31/2023, and with a value of $4,312,881.

$ 4,228,228	$ 4,228,228

Total Repurchase Agreement (Cost $4,228,228)	4,228,228

Total Investments Excluding Options Purchased (Cost $650,930,768)	657,638,531
Total Options Purchased - 0.9% (Cost $9,525,461)	5,060,960

Total Investments (Cost $660,456,229)	662,699,491
Net Other Assets (Liabilities) - (19.2)%	(106,659,872)

Net Assets - 100.0%	$ 556,039,619

Transamerica Series Trust	Page 10

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS - (12.8)% (Q)

Bank of Nova Scotia, 0.08% (P), dated 03/16/2021, to be repurchased at $(1,894,881) on 04/16/2021. Collateralized by a U.S. Government Obligation, 1.38%, due 11/15/2040, and with a value of $(1,878,354).

	$ (1,894,750)	$ (1,894,818)
RBS Securities, Inc., 0.07% (P), dated 03/23/2021, to be repurchased at $(51,784,447) on 04/06/2021. Collateralized by U.S. Government Obligations, 1.38% - 4.50%, due 08/15/2039 - 02/15/2050, and with a total value of $(51,456,638).	(51,783,038)	(51,783,944)

	Face Value	Value Including Accrued Interest
REVERSE REPURCHASE AGREEMENTS (continued) (Q)

RBS Securities, Inc., 0.07% (P), dated 03/29/2021, to be repurchased at $(13,357,864) on 04/12/2021. Collateralized by a U.S. Government Obligation, 1.88%, due 03/31/2022, and with a value of $(13,232,018).

	$ (13,357,500)	$ (13,357,578)
RBS Securities, Inc., 0.08% (P), dated 03/18/2021, to be repurchased at $(4,084,915) on 04/19/2021. Collateralized by a U.S. Government Obligation, 0.13%, due 01/15/2024, and with a value of $(4,080,256).	(4,084,625)	(4,084,752)

Total Reverse Repurchase Agreements	$ (71,119,913)	$ (71,121,092)

EXCHANGE-TRADED OPTIONS PURCHASED:

Description	Exercise Price		Expiration Date	Notional Amount		Number of Contracts	Premiums Paid	Value
Put - S&P 500® Index	USD	3,150.00	12/17/2021	USD	267,375,497	673	$9,525,461	$5,060,960

OVER-THE-COUNTER CREDIT DEFAULT SWAPTIONS WRITTEN:

Description	Counterparty	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Put - North America High Yield Index - Series 35	JPM	Pay	103.00%	05/19/2021	USD	2,000,000	$(9,000)	$(3,546)
Put - North America Investment Grade Index - Series 35	GSB	Pay	0.75	05/19/2021	USD	3,800,000	(3,458)	(811)
Put - North America Investment Grade Index - Series 35	DUB	Pay	0.75	05/19/2021	USD	8,400,000	(8,148)	(1,793)
Put - North America Investment Grade Index - Series 35	BOA	Pay	0.80	05/19/2021	USD	4,000,000	(3,600)	(699)
Put - North America Investment Grade Index - Series 35	BOA	Pay	0.90	05/19/2021	USD	8,200,000	(8,980)	(1,041)

Total							$(33,186)	$(7,890)

Transamerica Series Trust	Page 11

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

OVER-THE-COUNTER INTEREST RATE SWAPTIONS WRITTEN:

Description	Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount/ Number of Contracts		Premiums (Received)	Value
Call - 5-Year	JPM	3-Month USD-LIBOR	Receive	100.53%	06/07/2021	USD	1,000,000	$(5,156)	$(4,298)
Put - 5-Year	JPM	3-Month USD-LIBOR	Pay	98.53	06/07/2021	USD	1,000,000	(6,250)	(7,911)

Total								$(11,406)	$(12,209)

								Premiums (Received)	Value
TOTAL WRITTEN OPTIONS AND SWAPTIONS								$(44,592)	$(20,099)

CENTRALLY CLEARED SWAP AGREEMENTS:

Credit Default Swap Agreements on Corporate and Sovereign Issues – Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2021 (S)	Notional Amount (T)	Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
AT&T Inc., 3.80%, 02/15/2027	1.00%	Quarterly	12/20/2025	0.63%	USD 300,000	$5,424	$3,872	$1,552
AT&T Inc., 3.80%, 02/15/2027	1.00	Quarterly	06/20/2026	0.70	USD 500,000	7,770	7,574	196

Total						$13,194	$11,446	$1,748

Credit Default Swap Agreements on Credit Indices - Sell Protection (R)

Reference Obligation	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
MSCI Emerging Markets Index - Series 34	1.00%	Quarterly	12/20/2025	USD	200,000	$(9,739)	$(12,797)	$3,058
MSCI Emerging Markets Index - Series 35	1.00	Quarterly	06/20/2026	USD	100,000	(4,158)	(3,534)	(624)
North America Investment Grade Index - Series 31	1.00	Quarterly	12/20/2023	USD	23,000,000	(399,472)	(125,453)	(274,019)

Total						$(413,369)	$(141,784)	$(271,585)

Interest Rate Swap Agreements

Floating Rate Index	Pay/Receive Fixed Rate	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Value	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
3-Month CAD-CDOR	Receive	1.22%	Semi-Annually	03/03/2025	CAD	500,000	$540	$3	$537
3-Month CAD-CDOR	Receive	1.24	Semi-Annually	03/04/2025	CAD	1,900,000	2,881	1,550	1,331
6-Month EUR-EURIBOR	Receive	1.00	Semi-Annually/Annually	06/16/2031	EUR	4,900,000	(197,499)	(10,711)	(186,788)

Total							$(194,078)	$(9,158)	$(184,920)

Transamerica Series Trust	Page 12

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

OVER-THE-COUNTER SWAP AGREEMENTS:

Credit Default Swap Agreements on Credit Indices – Sell Protection (R)

Reference Obligation	Counterparty	Fixed Rate Receivable	Payment Frequency	Maturity Date	Notional Amount (T)		Value (U)	Premiums Paid (Received)	Net Unrealized Appreciation (Depreciation)
North America CMBS Basket Index - Series AAA8	GSI	0.50%	Monthly	10/17/2057	USD	3,200,000	$28,758	$(129,879)	$158,637
North America CMBS Basket Index - Series AAA9	GSI	0.50	Monthly	09/17/2058	USD	1,699,768	16,587	(95,431)	112,018

Total							$45,345	$(225,310)	$270,655

									Value
OTC Swap Agreements, at value (Assets)									$45,345

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
10-Year U.S. Treasury Note	186	06/21/2021	$24,960,192	$24,354,375	$—	$(605,817)
10-Year U.S. Treasury Ultra Note	35	06/21/2021	5,114,994	5,029,063	—	(85,931)
E-Mini Russell 2000® Index	253	06/18/2021	29,555,896	28,114,625	—	(1,441,271)
Euro-BTP Italy Government Bond	32	06/08/2021	5,600,101	5,603,067	2,966	—
MSCI EAFE Index	505	06/18/2021	55,662,343	55,348,000	—	(314,343)
S&P 500® E-Mini Index	1,124	06/18/2021	220,747,598	222,967,880	2,220,282	—

Total					$2,223,248	$(2,447,362)

Short Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
5-Year U.S. Treasury Note	(77)	06/30/2021	$(9,623,092)	$(9,501,680)	$121,412	$—
30-Year U.S. Treasury Bond	(112)	06/21/2021	(17,988,964)	(17,314,500)	674,464	—
Euro OAT	(36)	06/08/2021	(6,851,389)	(6,837,076)	14,313	—
German Euro Bund	(54)	06/08/2021	(10,857,781)	(10,846,443)	11,338	—
U.K. Gilt	(80)	06/28/2021	(14,206,568)	(14,071,637)	134,931	—
U.S. Treasury Ultra Bond	(145)	06/21/2021	(27,815,852)	(26,276,719)	1,539,133	—

Total					$2,495,591	$—

Total Futures Contracts					$4,718,839	$(2,447,362)

FORWARD FOREIGN CURRENCY CONTRACTS:

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
BNP	04/07/2021	GBP	221,000	USD	307,836	$—	$(3,159)
BOA	04/05/2021	USD	294,237	BRL	1,627,721	5,144	—
BOA	04/05/2021	BRL	1,627,721	USD	285,700	3,393	—
BOA	04/07/2021	USD	3,312,846	GBP	2,340,000	86,853	—
BOA	04/22/2021	RUB	2,610,019	USD	34,098	322	—
BOA	05/04/2021	BRL	1,627,721	USD	293,863	—	(5,282)
BOA	06/22/2021	RUB	1,495,067	USD	19,800	—	(234)
CITI	04/09/2021	DKK	423,196	USD	67,015	—	(290)
CITI	05/21/2021	RUB	6,690,404	USD	89,373	—	(1,463)
CITI	06/22/2021	RUB	9,641,341	USD	129,262	—	(3,083)
CITI	07/01/2021	USD	67,115	DKK	423,196	288	—
GSB	04/05/2021	USD	285,700	BRL	1,627,721	—	(3,393)
GSB	04/05/2021	BRL	1,627,721	USD	281,000	8,093	—
GSB	04/22/2021	RUB	10,860,981	USD	144,150	—	(918)
HSBC	04/07/2021	USD	3,452,101	EUR	2,883,000	70,717	—
HSBC	04/07/2021	USD	918,353	GBP	666,000	186	—

Transamerica Series Trust	Page 13

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FORWARD FOREIGN CURRENCY CONTRACTS (continued):

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation	Unrealized Depreciation
HSBC	04/07/2021	EUR	1,098,000	USD	1,324,595	$—	$(36,784)
HSBC	04/09/2021	USD	146,255	DKK	895,000	5,142	—
HSBC	05/04/2021	USD	505,996	MXN	10,464,000	—	(4,051)
HSBC	05/04/2021	MXN	10,464,000	USD	505,227	4,821	—
HSBC	05/10/2021	USD	1,601,862	PEN	5,892,641	27,917	—
HSBC	05/17/2021	USD	2,773,892	JPY	301,500,000	49,681	—
HSBC	05/21/2021	RUB	6,779,947	USD	90,499	—	(1,413)
HSBC	06/22/2021	RUB	2,334,592	USD	31,379	—	(825)
HSBC	09/03/2021	MXN	5,244,000	USD	249,365	2,699	—
HSBC	10/05/2021	MXN	10,464,000	USD	497,043	4,133	—
JPM	05/17/2021	JPY	301,500,000	USD	2,855,729	—	(131,519)
SCB	04/07/2021	USD	125,458	GBP	91,000	3	—
SCB	04/07/2021	GBP	2,798,000	USD	3,849,371	8,034	—
SCB	05/05/2021	USD	3,849,749	GBP	2,798,000	—	(8,015)

Total						$277,426	$(200,429)

INVESTMENT VALUATION:

Valuation Inputs (V)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs(W)	Value
ASSETS
Investments
Asset-Backed Securities	$—	$18,971,248	$—	$18,971,248
Corporate Debt Securities	—	150,227,629	—	150,227,629
Foreign Government Obligations	—	18,589,058	—	18,589,058
Loan Assignments	—	300,187	975,399	1,275,586
Mortgage-Backed Securities	—	18,836,158	—	18,836,158
Municipal Government Obligations	—	4,784,493	—	4,784,493
U.S. Government Agency Obligations	—	31,985,425	—	31,985,425
U.S. Government Obligations	—	134,189,673	—	134,189,673
Short-Term U.S. Government Obligations	—	260,236,853	—	260,236,853
Other Investment Company	14,314,180	—	—	14,314,180
Repurchase Agreement	—	4,228,228	—	4,228,228
Exchange-Traded Options Purchased	5,060,960	—	—	5,060,960

Total Investments	$19,375,140	$642,348,952	$975,399	$662,699,491

Other Financial Instruments
Centrally Cleared Credit Default Swap Agreements	$—	$13,194	$—	$13,194
Centrally Cleared Interest Rate Swap Agreements	—	3,421	—	3,421
Over-the-Counter Credit Default Swap Agreements	—	45,345	—	45,345
Futures Contracts (X)	4,718,839	—	—	4,718,839
Forward Foreign Currency Contracts (X)	—	277,426	—	277,426

Total Other Financial Instruments	$4,718,839	$339,386	$—	$5,058,225

LIABILITIES
Other Financial Instruments
Reverse Repurchase Agreements	$—	$(71,121,092)	$—	$(71,121,092)
Over-the-Counter Credit Default Swaptions Written	—	(7,890)	—	(7,890)
Over-the-Counter Interest Rate Swaptions Written	—	(12,209)	—	(12,209)
Centrally Cleared Credit Default Swap Agreements	—	(413,369)	—	(413,369)
Centrally Cleared Interest Rate Swap Agreements	—	(197,499)	—	(197,499)
Futures Contracts (X)	(2,447,362)	—	—	(2,447,362)
Forward Foreign Currency Contracts (X)	—	(200,429)	—	(200,429)

Total Other Financial Instruments	$(2,447,362)	$(71,952,488)	$—	$(74,399,850)

Transamerica Series Trust	Page 14

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Floating or variable rate securities. The rates disclosed are as of March 31, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description. Variable rate securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions; these securities do not indicate a reference rate and spread in the description.
(B)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $88,192,385, representing 15.9% of the Portfolio’s net assets.
(C)	When-issued, delayed-delivery and/or forward commitment (including TBAs) securities. Securities to be settled and delivered after March 31, 2021. Securities may display a coupon rate of 0.00%, as the rate is to be determined at time of settlement.
(D)	Securities are exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Securities may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At March 31, 2021, the total value of Regulation S securities is $9,317,095, representing 1.7% of the Portfolio’s net assets.
(E)	Perpetual maturity. The date displayed is the next call date.
(F)	All or a portion of the securities are on loan. The total value of all securities on loan is $23,527,429, collateralized by cash collateral of $14,314,180 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $9,689,010. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(G)	Step bond. Coupon rate changes in increments to maturity. The rate disclosed is as of March 31, 2021; the maturity date disclosed is the ultimate maturity date.
(H)	Securities in default; partial receipt of interest payments and/or dividends declared at last payment date. At March 31, 2021, the total value of such securities is $680,448, representing 0.1% of the Portfolio’s net assets.
(I)	Percentage rounds to less than 0.1% or (0.1)%.
(J)	Security is Level 3 of the fair value hierarchy.
(K)	Fixed rate loan commitment at March 31, 2021.
(L)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2021, the total value of securities is $1,982,632, representing 0.4% of the Portfolio’s net assets.
(M)	Securities are subject to sale-buyback transactions. The average amount of sale buy-backs outstanding during the period ended March 31, 2021 was $8,867,436 at a weighted average interest rate of (0.07)%.
(N)	All or a portion of the security has been segregated by the custodian as collateral for centrally cleared swap agreements. The value of the security is $92,198.
(O)	All or a portion of these securities have been segregated by the custodian as collateral to cover margin requirements for open futures contracts. The total value of such securities is $18,284,714.
(P)	Rates disclosed reflect the yields at March 31, 2021.
(Q)	The average amount of reverse repurchase agreements outstanding during the period ended March 31, 2021 was $80,931,937 at a weighted average interest rate of 0.11%.
(R)	If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (a) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced obligation or (b) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap agreement less the recovery value of the referenced obligation or underlying securities comprising the referenced obligation.
(S)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
(T)	The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(U)	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period ended. Increasing market values, in absolute terms when compared to the notional amount of the swap agreement, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(V)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(W)	Level 3 securities were not considered significant to the Portfolio.
(X)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

BRL	Brazilian Real
CAD	Canadian Dollar
DKK	Danish Krone
EUR	Euro
GBP	Pound Sterling
JPY	Japanese Yen
MXN	Mexican Peso
PEN	Peruvian Sol
RUB	Russian Ruble
USD	United States Dollar

COUNTERPARTY ABBREVIATIONS:

BNP	BNP Paribas
BOA	Bank of America, N.A.
CITI	Citibank, N.A.
DUB	Deutsche Bank AG
GSB	Goldman Sachs Bank
GSI	Goldman Sachs International

Transamerica Series Trust	Page 15

Transamerica PIMCO Tactical – Balanced VP

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

COUNTERPARTY ABBREVIATIONS (continued):

HSBC	HSBC Bank USA
JPM	JPMorgan Chase Bank, N.A.
SCB	Standard Chartered Bank

PORTFOLIO ABBREVIATIONS:

BTP	Buoni del Tesoro Poliennali (Italian Treasury Bonds)
CDOR	Canadian Dollar Offered Rate
CMBS	Commercial Mortgage-Backed Securities
COFI	11th District Monthly Weighted Average Cost of Funds Index
EAFE	Europe, Australasia and Far East
EURIBOR	Euro Interbank Offer Rate
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OAT	Obligations Assimilables du Tresor (Treasury Obligations)
STRIPS	Separate Trading of Registered Interest and Principal of Securities
TBA	To Be Announced

Transamerica Series Trust	Page 16

Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Portfolio values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Portfolio utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Portfolio’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Asset-backed securities: The fair value of asset-backed securities is estimated based on models that consider the estimated cash flows of each tranche of the entity, establish a benchmark yield, and develop an estimated tranche specific spread to the benchmark yield based on the unique attributes of the tranche. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

Corporate debt securities: The fair value of corporate debt securities is estimated using various techniques, which consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, fundamental data relating to the issuer, and credit default swap spreads adjusted for any basis difference between cash and derivative instruments. While most corporate debt securities are categorized in Level 2 of the fair value hierarchy, in instances where lower relative weight is placed on transaction prices, quotations, or similar observable inputs, they are categorized in Level 3.

Foreign government obligations: Foreign government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. Foreign government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Loan assignments: Loan assignments are normally valued using an income approach, which projects future cash flows and converts those future cash flows to a present value using a discount rate. The resulting present value reflects the likely fair value of the loan. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise are categorized in Level 3.

Mortgage-backed securities: The fair value of mortgage-backed securities is estimated based on models that consider issuer type, coupon, cash flows, mortgage prepayment projection tables and adjustable rate mortgage evaluations that incorporate index data, periodic life caps and the next coupon reset date. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

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Transamerica PIMCO Tactical – Balanced VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

Municipal government obligations: The fair value of municipal government obligations and variable rate notes is estimated based on models that consider, among other factors, information received from market makers and broker-dealers, current trades, bid-want lists, offerings, market movements, the liquidity of the bond, state of issuance, benchmark yield curves, and bond or note insurance. To the extent the inputs are observable and timely, the values would generally be categorized in Level 2 of the fair value hierarchy; otherwise they are categorized in Level 3.

U.S. government agency obligations: U.S. government agency obligations are comprised of two main categories consisting of agency issued debt and mortgage pass-throughs. Generally, agency issued debt securities are valued in a manner similar to U.S. government obligations. Mortgage pass-throughs include to be announced (“TBA”) securities and mortgage pass-through certificates. Generally, TBA securities and mortgage pass-throughs are valued using dealer quotations. Depending on market activity levels and whether quotations or other observable data are used, these securities are typically categorized in Level 2 of the fair value hierarchy; otherwise they would be categorized in Level 3.

U.S. government obligations: U.S. government obligations are normally valued using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued by principally using dealer quotations. U.S. government obligations generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Short-term notes: The Portfolio normally values short-term government and U.S. government agency securities using a model that incorporates market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers and reference data. Certain securities are valued by principally using dealer quotations. Short-term government and U.S. government agency securities generally are categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Portfolio using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

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